Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due After More Than One Year (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017
Trade and other non-current receivables [abstract]
Prepayments	£ 4.2	£ 3.6		£ 4.3
Accrued income	21.8	20.5		21.9
Fair value of derivatives		2.1		12.2
Other debtors	144.4	150.0		175.9
Trade and other receivables	£ 170.4	£ 176.2	[1]	£ 214.3	[1]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.